Consolidated Statements of Earnings and Comprehensive Income (Loss) (Parenthetical) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Of Earnings And Comprehensive Income Loss [Abstract]
Tax credits and grants	$ 73,930	$ 82,584